Investments (Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 20,471,615	¥ 23,665,628
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	[1]	871,007	888,414
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		728,836	742,565
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		142,171	145,849
Japanese government and corporate debt securities | Negotiable Certificates of Deposits and Asset- Backed Securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		104,775	106,101
Foreign government and corporate debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 342,999	¥ 313,164

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018, and ¥728,836 million and ¥142,171 million, respectively, at September 30, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.